CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands	Jul. 02, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 77,422	$ 97,129
Short-term marketable securities	11,174	0
Accounts receivable, net	16,905	35,299
Inventories	21,265	20,734
Prepaid expenses and other current assets	4,896	3,319
Total current assets	131,662	156,481
Marketable securities	14,848	8,964
Plant and equipment:
Equipment and furniture	208,227	205,493
Leasehold improvements	46,483	46,482
Projects in process	2,211	3,693
Property, Plant and Equipment, Gross, Total	256,921	255,668
Less accumulated depreciation and amortization	(196,569)	(187,549)
Property, Plant and Equipment, Net	60,352	68,119
Other assets	240	248
Total assets	207,102	233,812
Current liabilities:
Accounts payable	11,098	17,968
Accrued liabilities	6,956	10,191
Accrued restructuring costs	186	0
Total current liabilities	18,240	28,159
Other long-term liabilities	2,557	2,689
Commitments and contingencies
Stockholders' equity:
Common stock, $0.01 par value, 144,000 shares authorized, 67,928 issued at July 2, 2011 and 66,916 issued at December 31, 2010	679	669
Additional paid-in capital	595,875	589,562
Accumulated deficit	(413,518)	(389,790)
Accumulated other comprehensive income	3,528	2,782
Treasury stock at cost: 115 shares	(259)	(259)
Total stockholders' equity	186,305	202,964
Total liabilities and stockholders' equity	$ 207,102	$ 233,812